Income Taxes (Restated) (Details Narrative) (10-K/A) - USD ($)	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Income Tax Disclosure [Abstract]
Income tax rate reconciliation, federal statutory income tax rate, percent	26.90%	26.90%
Operating loss carryforwards	$ 25,680,750	$ 22,094,056
Operating loss carryforwards, expiration date, description	The US non-capital loss carryforwards generated before 2018 expire between 2031 and 2037. The losses generated after 2018 do not expire.